Net Loss Per Share - Schedule of Potentially Dilutive Shares Excluded From Calculation of Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from net loss per share	7,053,073	6,474,835	7,056,985	6,404,375
Options to purchase common stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from net loss per share	6,553,074	5,974,836	6,556,986	5,904,376
Common stock warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from net loss per share	499,999	499,999	499,999	499,999